MATERIAL ACCOUNTING POLICIES - FCP Fondo Inmobiliario Colombia (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022
Condensed statement of income
Profits of equity method investees		$ 210,185	$ 235,854	$ 328,344
Expenses
Other administrative and general expenses		(5,033,944)	(4,559,900)	(3,740,506)
Net income		6,214,971	6,996,365	4,207,787
Condensed cash flow
Net cash used in operating activities		19,153,084	6,339,438	6,602,754
Net cash provided by financing activities	[1]	(5,430,672)	853,436	(6,809,972)
Cash and cash equivalents at beginning of year		31,645,291	25,329,846	23,701,149
Cash and cash equivalents at end of year		39,799,609	31,645,291	25,329,846
Non-controlling interests		960,217	908,648
Profit attributable to non-controlling interests		98,035	$ 212,875	120,992
FCP Fondo Inmobiliario Colombia
MATERIAL ACCOUNTING POLICIES
Percentage of interest acquired					30.51%
Percentage of ownership interest in subsidiary			80.47%
Amount of return delivered			$ 41,219
Condensed statement of income
Valuation of investment properties				85,148
Rents				187,194
Profits of equity method investees				105,439
Other Income				92,298
Total income				470,079
Expenses
Interest on loans				(73,201)
Other administrative and general expenses				(212,385)
Total Expenses				(285,586)
Net income				184,493
Condensed cash flow
Net cash used in operating activities				(34,442)
Net cash provided by financing activities				21,882
Cash and cash equivalents at beginning of year			50,808	63,368
Cash and cash equivalents at end of year				50,808
Non-controlling interests		663,713	605,611	1,369,084
Profit attributable to non-controlling interests		$ 58,102	$ 71,354	$ 92,353

[1]	For further information about the reconciliation of the balances of liabilities from financing activities, see Note 29 Liabilities from financing activities.